BUSINESS COMBINATIONS (Details) - Returngo Ltd [Member] $ in Thousands	Jul. 31, 2025 USD ($)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and Cash Equivalents	$ 1,132
Short-term deposit	47
Accounts receivable and other current assets	240
Fixed assets, net	17
Intangible assets	11,833
Goodwill	7,833
Total assets acquired	21,102
Liabilities
Deferred tax liability, net	357
Accounts payable	46
Other accounts payable and accrues expenses	1,645
Other long-term liabilities	97
Total liabilities assumed	2,145
Total purchase consideration	$ 18,957